Investment and Fair Value Measurement (Details) - Schedule of unrealized gains and losses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Unrealized Gains And Losses Abstract
Upward adjustments	$ 6,108,872
Downward adjustments and impairment	(520,821)
Total unrealized gain for non-marketable investments	$ 5,588,051